UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   10/31

Date of reporting period:  7/31/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, July 31, 2017 (unaudited)
Templeton Foreign Smaller Companies Fund
	Industry	Shares	Value

Common Stocks 93.6%
Belgium 1.3%
Ontex Group NV	Personal Products	37,390	$1,282,567
Brazil 2.1%
Grendene SA	Textiles, Apparel & Luxury Goods	134,900	1,143,319
M Dias Branco SA	Food Products	60,600	986,026
			2,129,345
Canada 7.2%
Alamos Gold Inc., A	Metals & Mining	102,500	726,725
[a] Badger Daylighting Ltd	Construction & Engineering	60,500	1,284,715
Canaccord Genuity Group Inc	Capital Markets	119,400	600,351
[b] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	7,600	144,808
Canadian Western Bank.	Banks	43,472	976,116
Enerflex Ltd	Energy Equipment & Services	8,400	116,132
[a] Genworth MI Canada Inc	Thrifts & Mortgage Finance	20,900	609,570
Laurentian Bank of Canada	Banks	10,020	435,271
Mullen Group Ltd	Energy Equipment & Services	70,100	897,190
Russel Metals Inc	Trading Companies & Distributors	42,500	850,000
Shawcor Ltd	Energy Equipment & Services	29,600	663,211
			7,304,089
China 3.9%
China ZhengTong Auto Services Holdings Ltd	Specialty Retail	1,097,000	1,084,254
Goodbaby International Holdings Ltd	Household Products	1,638,000	803,193
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	1,384,000	797,363
Hollysys Automation Technologies Ltd	Electronic Equipment, Instruments
	& Components	8,600	164,862
Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	112,100	592,738
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	1,387,000	516,746
			3,959,156
Colombia 0.8%
[b] Gran Tierra Energy Inc. (CAD Traded)	Oil, Gas & Consumable Fuels	266,000	625,004
[b] Gran Tierra Energy Inc. (USD Traded)	Oil, Gas & Consumable Fuels	57,800	136,408
			761,412
Finland 3.5%
Amer Sports OYJ	Leisure Products	67,840	1,822,167
Huhtamaki OYJ	Containers & Packaging	44,940	1,740,958
			3,563,125
Germany 8.0%
Gerresheimer AG	Life Sciences Tools & Services	21,460	1,771,638
Grand City Properties SA	Real Estate Management & Development	54,529	1,129,770
Jenoptik AG	Electronic Equipment, Instruments
	& Components	55,384	1,526,922
Rational AG	Machinery	3,274	2,057,267
Stabilus SA.	Machinery	19,490	1,620,765
			8,106,362
Hong Kong 4.8%
Luk Fook Holdings (International) Ltd	Specialty Retail	18,800	69,079
Techtronic Industries Co. Ltd	Household Durables	382,290	1,700,807
Value Partners Group Ltd	Capital Markets	1,417,700	1,319,550
Vinda International Holdings Ltd	Household Products	211,200	398,565

	Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Hong Kong (continued)
VTech Holdings Ltd	Communications Equipment	96,100	$1,390,302
			4,878,303
India 1.6%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	232,519	1,654,769
Indonesia 1.0%
[b,c] Sakari Resources Ltd	Metals & Mining	1,342,000	1,030,495
Italy 4.6%
Azimut Holding SpA	Capital Markets	27,377	613,539
Interpump Group SpA	Machinery	65,766	2,002,247
Technogym SpA	Leisure Products	199,720	1,474,629
[a] Tod’s SpA	Textiles, Apparel & Luxury Goods	8,825	612,956
			4,703,371
Japan 20.4%
Anicom Holdings Inc	Insurance	37,800	956,910
Asics Corp	Textiles, Apparel & Luxury Goods	81,300	1,479,455
Bunka Shutter Co. Ltd	Building Products	73,300	631,381
Capcom Co. Ltd	Software	37,800	938,060
Daibiru Corp	Real Estate Management & Development	89,600	1,010,630
Descente Ltd	Textiles, Apparel & Luxury Goods	57,500	835,207
Dowa Holdings Co. Ltd	Metals & Mining	175,000	1,416,946
Fuji Oil Holdings Inc	Food Products	44,000	1,040,457
IDOM Inc	Specialty Retail	145,700	965,697
Kobayashi Pharmaceutical Co. Ltd	Personal Products	31,558	1,962,897
KYB Corp	Auto Components	88,000	497,887
MEITEC Corp	Professional Services	36,400	1,706,302
Nachi-Fujikoshi Corp	Machinery	150,000	830,991
Nihon Parkerizing Co. Ltd	Chemicals	73,500	1,054,951
Square Enix Holdings Co. Ltd	Software	22,500	737,487
Sumitomo Rubber Industries Ltd	Auto Components	69,100	1,200,432
TechnoPro Holdings Inc	Professional Services	21,600	927,337
Tsumura & Co	Pharmaceuticals	47,800	1,861,465
Ushio Inc	Electrical Equipment	46,200	649,707
			20,704,199
Netherlands 5.5%
Aalberts Industries NV	Machinery	36,787	1,606,191
Arcadis NV	Construction & Engineering	96,172	1,966,956
Beter Bed Holding NV	Specialty Retail	28,760	534,275
[d] Refresco Group NV, Reg S	Beverages	74,168	1,448,906
			5,556,328
Philippines 0.7%
Vista Land & Lifescapes Inc	Real Estate Management & Development	5,540,300	657,606
Poland 0.9%
CCC SA	Textiles, Apparel & Luxury Goods	14,010	950,372
South Korea 4.3%
BNK Financial Group Inc	Banks	103,896	1,048,241
DGB Financial Group Inc	Banks	160,140	1,708,644
[b] Hyundai Mipo Dockyard Co. Ltd	Machinery	6,728	645,771
Korea Investment Holdings Co. Ltd	Capital Markets	15,715	999,030
			4,401,686

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Spain 1.3%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	28,960	$1,288,094
Sweden 3.0%
Cloetta AB, B	Food Products	167,560	599,510
Tethys Oil AB	Oil, Gas & Consumable Fuels	75,650	545,549
[d] The Thule Group AB, Reg S	Leisure Products	95,130	1,851,392
			2,996,451
Switzerland 5.5%
[b] Basilea Pharmaceutica AG	Biotechnology	6,360	565,458
Bucher Industries AG	Machinery	5,960	1,985,948
Logitech International SA	Technology Hardware, Storage & Peripherals	28,990	1,044,800
Tecan Group AG	Life Sciences Tools & Services	2,940	547,994
Vontobel Holding AG	Capital Markets	22,219	1,477,287
			5,621,487
Taiwan 4.7%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	518,517	1,331,772
Giant Manufacturing Co. Ltd	Leisure Products	98,000	482,679
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	882,000	877,569
Merida Industry Co. Ltd	Leisure Products	124,000	592,291
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	464,000	1,512,310
			4,796,621
Thailand 0.5%
TISCO Financial Group PCL, fgn	Banks	219,000	485,168
United Kingdom 8.0%
Bellway PLC	Household Durables	15,718	661,553
Bovis Homes Group PLC	Household Durables	42,524	567,233
DFS Furniture PLC	Household Durables	263,830	737,966
Foxtons Group PLC	Real Estate Management & Development	342,924	407,208
Just Group PLC	Insurance	393,896	764,488
Laird PLC	Electronic Equipment, Instruments
	& Components	446,665	881,048
[b] LivaNova PLC	Health Care Equipment & Supplies	19,936	1,214,900
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	94,358	1,305,962
SIG PLC	Trading Companies & Distributors	451,642	986,209
[b] Vectura Group PLC	Pharmaceuticals	392,190	590,417
			8,116,984
Total Common Stocks (Cost $72,938,854)			94,947,990

Management Investment Companies (Cost
$1,388,648) 1.4%
United States 1.4%
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	23,900	1,429,459
Preferred Stocks (Cost $405,911) 0.7%
Brazil 0.7%
[e] Alpargatas SA, 2.563%, pfd	Textiles, Apparel & Luxury Goods	143,100	683,012
Total Investments before Short Term
Investments (Cost $74,733,413)			97,060,461

|3

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Principal
	Amount	Value
Short Term Investments 5.3%
U.S. Government and Agency Securities
(Cost $3,699,920) 3.7%
United States 3.7%
[f] FHLB, 8/01/17	$3,700,000	$3,700,000

	Shares
Investments from Cash Collateral Received
for Loaned Securities (Cost $1,622,765) 1.6%
Money Market Funds 1.6%
United States 1.6%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	1,622,765	1,622,765
Total Investments (Cost $80,056,098) 101.0%		102,383,226
Other Assets, less Liabilities (1.0)%		(982,043)
Net Assets 100.0%		$101,401,183

See Abbreviations on page 8.

aA portion or all of the security is on loan at July 31, 2017.
bNon-income producing.
cAt July 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2017, the aggregate value of these securities was $3,300,298, representing 3.3% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fThe security was issued on a discount basis with no stated coupon rate.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statement of Investments (unaudited)

Templeton Foreign Smaller Companies Fund

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Foreign Smaller Companies Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|5

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$81,717,654

Unrealized appreciation	$26,716,848
Unrealized depreciation	(6,051,276)
Net unrealized appreciation (depreciation)	$20,665,572

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.63%	2,729,030	7,182,593	(8,288,858)	1,622,765	$1,622,765	$-	$-	0.0%[a]

[a]Rounds to less than 0.1%.

|6

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$—	$—	$1,030,495	$1,030,495
All Other Equity Investments[a,b]	94,600,507	—	—	94,600,507
Management Investment Companies	1,429,459	—	—	1,429,459
Short Term Investments	1,622,765	3,700,000	—	5,322,765
Total Investments in Securities	$97,652,731	$3,700,000	$1,030,495	$102,383,226

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended July 31, 2017, is as follows:

Net Change in
Unrealized
Appreciation
					Net	Net		(Depreciation)
	Balance at				Realized	Unrealized	Balance	on Assets
	Beginning of	Purchases	Transfers Into	Cost Basis	Gain	Appreciation	at End	Held at
	Period	(Sales)	(Out of) Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$1,089,151	$—	$—	$—	$—	$(58,656) $1,030,495		$(58,656)

|7

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2017, are as follows:

Impact to Fair
	Fair Value at			Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount Increases[a]
Assets:
Investments in Securities:
Discount for lack of
Indonesia	1,030,495	Market Comparables	marketability	10.7% Decrease[b]
			EV/EBITDA Multiple	7.9x Increase[c]

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

 bRepresents a significant impact to fair value but not net assets.

cRepresents a significant impact to fair value and net assets.

Abbreviations List

EBITDA EV	Earnings before interest, taxes, depreciation and amortization Enterprise value

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Currency		Selected Portfolio
CAD	Canadian Dollar	FHLB Federal Home Loan Bank
USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|8

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /S/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2017

By   /s/ ROBERT G. KUBILIS

      Robert G. Kubilis

      Chief Financial Officer and

   Chief Accounting Officer

Date September 26, 2017